Other Income (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Other Income [Abstract]
Other income	$ 56,587	$ 44,490	$ 2,789	$ 35,786	$ 26,194	$ 24,834	$ 50,478